Note 20 - Business Segments (Tables)	12 Months Ended
Mar. 31, 2013
Revenues [Member]
Note 20 - Business Segments (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013
Network service and systems integration business:
Customers	¥81,901,632	¥95,990,449	¥103,928,400	$1,103,742
Intersegment	455,230	506,030	558,753	5,934
Total	82,356,862	96,496,479	104,487,153	1,109,676
ATM operation business:
Customers	516,574	1,324,156	2,320,086	24,640
Intersegment	－	－	－	－
Total	516,574	1,324,156	2,320,086	24,640

Elimination	455,230	506,030	558,753	5,934
Consolidated total	¥82,418,206	¥97,314,605	¥106,248,486	$1,128,382

Profit Or Loss [Member]
Note 20 - Business Segments (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Operating income (loss):
Network service and systems integration business	¥4,812,926	¥6,631,476	¥7,629,435	$81,026
ATM operation business	(642,877)	(194,264)	239,035	2,539
Elimination	29,007	83,729	115,828	1,230
Consolidated total	¥4,141,042	¥6,353,483	¥7,752,642	$82,335

Segment Assets [Member]
Note 20 - Business Segments (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Segment assets:
Network service and systems integration business	¥71,749,633	¥79,958,814	$849,180
ATM operation business	1,743,613	2,152,452	22,860
Elimination
Consolidated total	¥73,493,246	¥82,111,266	$872,040

Corporate and Other [Member]
Note 20 - Business Segments (Tables) [Line Items]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	2011	2012	2013	2013

Depreciation and amortization:
Network service and systems integration business	¥5,777,683	¥7,006,576	¥7,178,397	$76,236
ATM operation business	38,351	137,055	329,411	3,499
Consolidated total	¥5,816,034	¥7,143,631	¥7,507,808	$79,735